Note 8 - Disclosure of Financial Instruments and Risk Management - Other Current and Noncurrent Financial Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Opening loss allowance as at January 1	€ 5	€ 10
Additions recognized in profit or loss during the period		2
Reversals recognized in profit or loss during the period	(5)	(7)
Closing loss allowance as at December 31	€ 0	€ 5